State Street Target Retirement 2055 Fund Average Annual Total Returns	12 Months Ended		26 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	15.07%	28.03%	14.42%	19.90%	14.82%
State Street Target Retirement 2055 Composite Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.15%			8.61%		10.77%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	21.03%			8.24%		10.58%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.54%			7.04%		9.45%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.25%			6.18%		8.37%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	21.30%			8.58%		10.75%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	20.66%			8.04%		10.20%